SIGNIFICANT ACCOUNTING POLICIES (Schedule of Other Intangible Assets Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2019
Core technology | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Core technology | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	8 years
Customer relationships | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Customer relationships | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Trademarks | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Trademarks | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Customer backlog | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Customer backlog | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years